Financial assets and financial liabilities (Details 2) - PEN (S/) S/ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents		S/ 49,067	S/ 49,216	S/ 80,215	S/ 158,007
Trade and other receivables		99,724	99,518
Derivative financial instruments - Cross currency swaps		12,268	489	69,912
Financial instruments designated at fair value through other comprehensive income		26,883	21,206	S/ 657
Total financial assets	[1]	923	3,221
Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents		49,067	49,216
Trade and other receivables		104,256	115,725
Derivative financial instruments - Cross currency swaps		12,268	489
Financial instruments designated at fair value through other comprehensive income		26,883
Total financial assets		192,474	165,430
Total financial liabilities		1,236,770	1,183,319
Fair Value [Member] | Senior Notes [Member]
Disclosure of fair value measurement of assets [line items]
Total financial liabilities		442,142	1,005,324
Fair Value [Member] | Promissory Note [Member]
Disclosure of fair value measurement of assets [line items]
Total financial liabilities		557,674
Fair Value [Member] | Trade and other payables [Member]
Disclosure of fair value measurement of assets [line items]
Total financial liabilities		151,320	177,995
Carrying Amount [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents		49,067	49,216
Trade and other receivables		104,256	115,725
Derivative financial instruments - Cross currency swaps		12,268	489
Financial instruments designated at fair value through other comprehensive income		26,883
Total financial assets		192,474	165,430
Total financial liabilities		1,234,697	1,143,285
Carrying Amount [Member] | Senior Notes [Member]
Disclosure of fair value measurement of assets [line items]
Total financial liabilities		441,786	965,290
Carrying Amount [Member] | Promissory Note [Member]
Disclosure of fair value measurement of assets [line items]
Total financial liabilities		641,591
Carrying Amount [Member] | Trade and other payables [Member]
Disclosure of fair value measurement of assets [line items]
Total financial liabilities		S/ 151,320	S/ 177,995

[1]	The aging analysis of trade and other accounts receivable as of December 31, 2018 and 2017, is as follows.